Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2013	$ 5,396
Minimum future obligations under capital leases due in 2014	5,304
Minimum future obligations under capital leases due in 2015	5,290
Minimum future obligations under capital leases due in 2016	3,998
Minimum future obligations under capital leases due in 2017	1,429
Minimum future obligations under capital leases due thereafter	1,429
Minimum future obligations under capital leases due, total	22,846
Less: Amount representing interest	(2,958)
Minimum future obligations under capital leases due, net	19,888
Less: Current portion	(4,203)
Long-term portion	15,685
Minimum future obligations under operating leases due in 2013	16,309
Minimum future obligations under operating leases due in 2014	11,389
Minimum future obligations under operating leases due in 2015	9,834
Minimum future obligations under operating leases due in 2016	5,879
Minimum future obligations under operating leases due in 2017	3,234
Minimum future obligations under operating leases due thereafter	7,809
Minimum future obligations under operating leases due, total	$ 54,454